Commitments and Contingencies - Additional Information - Petrojarl I (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Payments made towards commitments		$ 25,187,000	$ 34,027,000
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Estimated cost of project	$ 350,000,000
Operating lease arrangement period, lessor (in years)	5 years
Prepaid Expense		252,500,000
Payments due in 2017		97,500,000
Secured long-term loan		$ 171,200,000
Debt instrument term (in years)		2 months
Escrow deposit		$ 60,000,000	$ 0
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57,000,000